Transactions in soles (Tables)	12 Months Ended
Dec. 31, 2024
Transactions in soles
Schedule of assets and liabilities originally denominated

As of December 31, 2024, and 2023, the Group presents the following assets and liabilities originally denominated in soles by its equivalent in U. S. dollars:

	2024	2023
	US$(000)	US$(000)

Assets
Cash and cash equivalents	10,255	12,124
Trade and other receivables	616,659	749,980
Income tax credit	28,340	16,985
	655,254	779,089

Liabilities
Trade and other payables	(82,881)	(94,487)
Provisions	(22,003)	(16,085)
Income tax payable	(75,494)	(6,186)
	(180,378)	(116,758)
Net asset position	474,876	662,331